RELATED PARTY TRANSACTIONS - Receivables from Related Parties (Details)	Mar. 31, 2021 USD ($)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | EVgo Holdings, EVgo Management Holdings, LLC, and EVgo Member Holdings, LLC
Related Party Transaction [Line Items]
Receivables from Related Parties	$ 30,690